UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	2/28/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund Dreyfus U. S. Equity Fund Global Stock Fund International Stock Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2009 (Unaudited)

Common Stocks--89.3%	Shares	Value ($)
Consumer Discretionary--13.2%
Aaron Rents	2,000	48,060
Aeropostale	1,400 a	32,466
America's Car-Mart	1,600 a	17,568
Big Lots	2,675 a	41,489
Brink's Home Security Holdings	1,600 a	33,552
California Pizza Kitchen	3,700 a	38,480
Cheesecake Factory	2,275 a	18,518
Cracker Barrel Old Country Store	700	15,666
CSS Industries	4,200	58,884
Delta Apparel	5,990 a	25,457
Ethan Allen Interiors	2,200	20,988
Gentex	9,800	78,400
Hawk, Cl. A	1,235 a	17,907
Interval Leisure Group	9,500 a	38,000
Jack in the Box	2,000 a	38,880
Jackson Hewitt Tax Service	3,000	22,440
JAKKS Pacific	2,500 a	31,675
JoS. A. Bank Clothiers	1,600 a	36,160
LKQ	3,175 a	42,862
Monro Muffler	2,775	65,296
Nobel Learning Communities	3,125 a	36,250
Peet's Coffee & Tea	1,600 a	34,480
PetMed Express	2,000 a	27,560
Universal Technical Institute	5,275 a	58,183
WMS Industries	1,400 a	25,382
		904,603
Consumer Staples--4.2%
Casey's General Stores	1,400	27,874
Chattem	600 a	38,058
Darling International	800 a	3,464
Flowers Foods	2,300	51,313
Green Mountain Coffee Roasters	900 a	33,615
Hain Celestial Group	1,400 a	19,712
Pantry	2,600 a	40,196
Ruddick	1,100	23,848
United Natural Foods	2,750 a	40,920
USANA Health Sciences	390 a	7,812
		286,812
Energy--2.4%
Bristow Group	1,100 a	22,275
GMX Resources	1,200 a	20,700
Holly	1,600	37,296
Matrix Service	2,400 a	16,704
McMoRan Exploration	1,600 a	7,344
SEACOR Holdings	700 a	41,937
Smith International	500	10,740
Whiting Petroleum	400 a	9,320
		166,316
Financial--16.8%
BioMed Realty Trust	2,000	17,060
Bryn Mawr Bank	2,400	36,120
Capstead Mortgage	3,600	36,072

Cash America International	1,200	17,280
City Holding	1,500	39,330
Corporate Office Properties Trust	1,100	27,500
eHealth	1,770 a	22,390
Endurance Specialty Holdings	1,700	38,029
Erie Indemnity, Cl. A	100	3,004
EZCORP, Cl. A	1,700 a	17,476
FBL Financial Group, Cl. A	4,525	13,711
First Cash Financial Services	3,000 a	40,980
First Financial Bankshares	750	32,265
First Midwest Bancorp	1,760	13,235
FirstMerit	2,600	38,246
FPIC Insurance Group	800 a	29,680
Greenhill & Co.	350	22,610
Hallmark Financial Services	6,140 a	42,059
Horace Mann Educators	3,600	27,684
IBERIABANK	900	38,880
Investment Technology Group	1,800 a	35,046
IPC Holdings	2,500	63,525
LaSalle Hotel Properties	700	3,724
Max Capital Group	3,000	49,500
Navigators Group	100 a	5,223
Ocwen Financial	5,500 a	50,215
Omega Healthcare Investors	4,400	57,772
Oriental Financial Group	2,200	3,850
Parkway Properties	500	5,815
Phoenix Cos.	36,850	17,688
Portfolio Recovery Associates	1,570 a	35,419
Selective Insurance Group	2,500	30,075
Sterling Bancshares	13,800	75,210
Suffolk Bancorp	1,000	26,010
SVB Financial Group	600 a	9,810
Tower Group	1,300	26,507
Trustco Bank	7,950	48,098
United Financial Bancorp	2,300	29,601
Virginia Commerce Bancorp	1,525 a	6,085
Virtus Investment Properties	1,110 a	5,550
World Acceptance	1,100 a	16,126
		1,154,460
Health Care--13.3%
Abaxis	1,300 a	20,332
Allscripts-Misys Healthcare
Solutions	3,050	26,535
Amedisys	1,300 a	42,523
AmSurg	2,100 a	32,802
AngioDynamics	3,380 a	40,121
Cepheid	4,500 a	30,060
Chemed	1,600	63,696
Computer Programs & Systems	1,200	32,100
Haemonetics	1,100 a	58,718
Hanger Orthopedic Group	2,300 a	30,590
Hill-Rom Holdings	2,800	27,496
IPC The Hospitalist	1,150 a	18,423
Kendle International	1,700 a	31,790
Kindred Healthcare	2,400 a	34,536
Medicis Pharmaceutical, Cl. A	1,830	20,642
MEDNAX	1,190 a	35,224
MEDTOX Scientific	890 a	6,203
Molina Healthcare	3,500 a	65,555

Neogen	2,030 a	43,137
Questcor Pharmaceuticals	4,900 a	23,814
RehabCare Group	4,800 a	70,224
Somanetics	1,450 a	17,675
SurModics	570 a	9,958
SXC Health Solutions	2,300 a	44,597
Techne	775	37,859
Vital Images	4,725 a	46,258
		910,868
Industrial--15.8%
American Science & Engineering	600	36,414
ATC Technology	3,490 a	36,331
Atlas Air Worldwide Holdings	1,100 a	15,554
Beacon Roofing Supply	2,925 a	32,087
CBIZ	5,900 a	40,474
CDI	7,700	58,443
Cornell	2,000 a	30,480
CoStar Group	690 a	17,595
Curtiss-Wright	1,300	34,567
Dynamex	1,000 a	11,520
Forward Air	1,100	18,304
G & K Services, Cl. A	1,125	20,081
GATX	1,200	21,924
GeoEye	2,000 a	45,200
Hexcel	5,250 a	32,602
Innerworkings	2,775 a	5,827
K-Tron International	660 a	36,617
Kirby	1,605 a	35,374
LaBarge	7,050 a	39,127
Ladish	4,100 a	28,085
Layne Christensen	1,150 a	18,710
Lindsay	50	1,212
Lydall	16,900 a	47,320
McGrath Rentcorp	3,625	56,622
Mobile Mini	1,300 a	12,675
Orbital Sciences	1,850 a	26,177
Resources Connection	2,900 a	39,875
Ritchie Brothers Auctioneers	1,250	18,812
Rollins	3,770	59,566
School Specialty	3,000 a	42,210
Standex International	2,400	25,992
Sterling Construction	1,400 a	20,916
Team	2,100 a	27,552
Thermadyne Holdings	15,905 a	31,015
Ultralife	1,300 a	9,581
Woodward Governor	3,100	53,382
		1,088,223
Information Technology--15.4%
ACI Worldwide	2,300 a	41,078
ANSYS	640 a	12,909
Astro-Med	2,700	13,338
Cabot Microelectronics	950 a	19,551
Cass Information Systems	1,050	27,101
Comtech Telecommunications	1,600 a	60,464
Concur Technologies	650 a	13,644
CSG Systems International	2,850 a	38,532
DealerTrack Holdings	2,050 a	21,648
Digi International	4,755 a	34,046
Echelon	2,350 a	14,077

Entegris	5,075 a	3,096
F5 Networks	1,300 a	26,000
FARO Technologies	1,025 a	12,187
Forrester Research	1,400 a	25,676
Guidance Software	2,250 a	7,088
Hutchinson Technology	25,075 a	45,135
Information Services Group	7,200 a	22,896
Integral Systems	2,650 a	24,195
Manhattan Associates	1,400 a	20,734
MAXIMUS	1,585	58,407
Napco Security Technologies	1,300 a	1,209
National Instruments	2,550	43,937
NCI, Cl. A	400 a	10,880
Net 1 UEPS Technologies	3,000 a	43,410
Perot Systems, Cl. A	3,800 a	43,244
Power Integrations	1,625	29,819
Rudolph Technologies	1,250 a	3,388
Semtech	3,550 a	41,713
SkillSoft, ADR	4,800 a	33,024
Spectrum Control	3,500 a	19,740
SPSS	1,500 a	37,665
Stratasys	2,075 a	18,883
Tekelec	3,000 a	36,780
TNS	2,000 a	13,380
Ultimate Software Group	2,000 a	25,900
United Online	9,300	43,338
Verint Systems	1,800 a	8,100
Vishay Intertechnology	24,700 a	62,985
		1,059,197
Materials--5.0%
Arch Chemicals	2,800	50,344
Bemis	1,900	35,283
Commercial Metals	4,850	49,519
KapStone Paper and Packaging	12,600 a	19,026
KapStone Paper and Packaging
(Warrants Expiring 8/15/09)	13,300 a	386
Landec	3,050 a	14,518
Mercer International	36,800 a	19,872
Olin	2,000	20,880
Royal Gold	1,100	44,506
Sensient Technologies	1,600	32,320
Solutia	11,800 a	44,250
Zoltek Cos.	2,030 a	11,612
		342,516
Telecommunication Services--1.3%
D&E Communications	5,600	37,800
iBasis	6,150 a	3,875
Syniverse Holdings	3,100 a	46,903
		88,578
Utilities--1.9%
Cleco	2,400	49,248
El Paso Electric	2,700 a	38,151
Vectren	1,000	20,860
Westar Energy	1,300	21,970
		130,229

Total Investments (cost $7,387,080)	89.3%	6,131,802
Cash and Receivables (Net)	10.7%	733,226
Net Assets	100.0%	6,865,028

ADR - American Depository Receipts a Non-income producing security.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $7,387,080.

Net unrealized depreciation on investments was $1,255,278 of which $75,075 related to appreciated investment securities and $1,330,353 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

		Level 2 - Other
		Significant
	Level 1 -Quoted	Observable	Level 3 -Significant
Assets ($)	Prices	Inputs Unobservable Inputs		Total
Investment in Securities	6,131,802	0	0	6,131,802
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2009 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Consumer Goods--8.4%
Colgate-Palmolive	1,300	78,234
McDonald's	1,300	67,925
PepsiCo	1,460	70,284
Procter & Gamble	1,530	73,700
		290,143
Consumer Services--15.2%
Kohl's	2,220 a	78,011
Philip Morris International	1,930	64,597
Starbucks	7,750 a	70,912
SYSCO	3,250	69,875
TJX Cos.	3,500	77,945
Wal-Mart Stores	1,730	85,185
Walgreen	3,200	76,352
		522,877
Energy--6.4%
Anadarko Petroleum	1,680	58,716
Cimarex Energy	1,480	29,082
EOG Resources	780	39,031
Exxon Mobil	1,400	95,060
		221,889
Energy Services--5.8%
CARBO Ceramics	2,100	72,996
Helmerich & Payne	2,500	59,150
Schlumberger	1,790	68,127
		200,273
Health Care--26.8%
Abbott Laboratories	1,800	85,212
C.R. Bard	1,080	86,681
Covance	1,880 a	71,402
Eli Lilly & Co.	2,060	60,523
Genentech	1,410 a	120,626
Johnson & Johnson	1,310	65,500
Medtronic	2,370	70,128
Pharmaceutical Product Development	3,300	79,167
Resmed	1,870 a	68,966
Stryker	1,800	60,606
Varian Medical Systems	2,110 a	64,376
Wyeth	2,250	91,845
		925,032
Industrial--16.5%
Boeing	1,520	47,789
C.H. Robinson Worldwide	1,540	63,725
Donaldson	2,350	57,364
Ecolab	2,230	70,869
Fastenal	2,700	81,324
FLIR Systems	3,560 a	72,660
Honeywell International	1,800	48,294
Rockwell Collins	2,150	67,080
United Technologies	1,420	57,979

		567,084
Technology--18.3%
Amphenol, Cl. A	3,300	83,886
Automatic Data Processing	2,330	79,570
Cisco Systems	4,760 a	69,353
Dolby Laboratories, Cl. A	2,400 a	67,320
Intel	5,400	68,796
Microsoft	4,420	71,383
Oracle	4,400 a	68,376
Paychex	2,700	59,562
QUALCOMM	1,830	61,177
		629,423
Total Investments (cost $5,029,280)	97.4%	3,356,721
Cash and Receivables (Net)	2.6%	89,739
Net Assets	100.0%	3,446,460

a Non-income producing security.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $5,029,280. Net unrealized depreciation on investments was $1,672,559 of which $21,231 related to appreciated investment securities and $1,693,790 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	3,356,721	0	0	3,356,721
Other Financial Instruments+	0	0	0	0
Liabilities ($)				0
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2009 (Unaudited)

Common Stocks--96.5%	Shares	Value ($)
Australia--2.2%
Woodside Petroleum	99,000	2,248,386
Canada--2.2%
Suncor Energy	112,000	2,329,445
France--7.1%
Cie Generale d'Optique Essilor International	59,000	2,049,442
Groupe Danone	35,000	1,679,450
L'Oreal	33,000	2,147,008
LVMH Moet Hennessy Louis Vuitton	26,500	1,524,556
		7,400,456
Germany--1.9%
Adidas	68,000	1,983,621
Hong Kong--10.3%
China Mobile	240,000	2,065,709
CLP Holdings	303,000	2,241,224
CNOOC	2,450,000	2,115,857
Hong Kong & China Gas	1,440,050	2,172,473
Hutchison Whampoa	420,000	2,187,502
		10,782,765
Japan--21.5%
Canon	87,000	2,197,236
Chugai Pharmaceutical	123,000	2,086,850
Daikin Industries	98,000	2,135,109
Denso	108,000	2,022,930
Fanuc	31,500	2,047,582
Honda Motor	88,000	2,114,072
HOYA	115,000	2,081,406
Keyence	10,700	2,032,915
Mitsubishi Estate	192,000	1,916,486
Shin-Etsu Chemical	50,000	2,229,381
Takeda Pharmaceutical	38,000	1,535,059
		22,399,026
Spain--1.5%
Inditex	42,000	1,593,636
Sweden--1.5%
Hennes & Mauritz, Cl. B	42,000	1,573,793
Switzerland--6.3%
Alcon	19,700	1,622,492
Nestle	65,000	2,130,273
Nobel Biocare Holding	45,000	718,938
SGS	2,300	2,084,028
		6,555,731
United Kingdom--9.5%
BG Group	153,000	2,201,297
GlaxoSmithKline	18,700	286,181
Reckitt Benckiser Group	56,000	2,159,766
Rio Tinto	43,000	1,108,673

Tesco	432,000	2,060,677
WM Morrison Supermarkets	580,000	2,144,319
		9,960,913
United States--32.5%
Abbott Laboratories	31,500	1,491,210
Anadarko Petroleum	59,800	2,090,010
Automatic Data Processing	59,000	2,014,850
C.R. Bard	25,500	2,046,630
Cisco Systems	142,600 a	2,077,682
EOG Resources	20,500	1,025,820
Fastenal	66,000	1,987,920
Genentech	25,500 a	2,181,525
Helmerich & Payne	48,000	1,135,680
Intel	165,000	2,102,100
Johnson & Johnson	38,300	1,915,000
Medtronic	63,000	1,864,170
Microsoft	119,000	1,921,850
Oracle	125,000 a	1,942,500
Schlumberger	52,000	1,979,120
SYSCO	92,000	1,978,000
Wal-Mart Stores	44,500	2,191,180
Walgreen	82,000	1,956,520
		33,901,767
Total Common Stocks
(cost $133,103,575)		100,729,539

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,789,000)	1,789,000 [b]	1,789,000
Total Investments (cost $134,892,575)	98.2%	102,518,539
Cash and Receivables (Net)	1.8%	1,847,350
Net Assets	100.0%	104,365,889

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28 2009, the aggregate cost of investment securities for income tax purposes was $134,892,575. Net unrealized depreciation on investments was $32,374,036 of which $386,643 related to appreciated investment securities and $32,760,679 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At February 28, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 2/28/2009 ($)
Sales:
British Pound, expiring 3/2/2009	50,298	72,117	72,007	110
British Pound, expiring 3/3/2009	58,596	83,100	83,885	(785)
Total				(675)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	67,088,362	35,430,177	0	102,518,539
Other Financial Instruments+	0	110	0	110
Liabilities ($)				0
Other Financial Instruments+	0	(785)	0	(785)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2009 (Unaudited)

Common Stocks--93.8%	Shares	Value ($)
Australia--2.3%
Woodside Petroleum	130,000	2,952,426
Belgium--2.1%
Colruyt	12,000	2,738,337
Canada--2.4%
Suncor Energy	146,000	3,036,598
France--7.6%
Cie Generale d'Optique Essilor International	68,000	2,362,069
Groupe Danone	54,000	2,591,151
L'Oreal	37,800	2,459,300
LVMH Moet Hennessy Louis Vuitton	40,000	2,301,217
		9,713,737
Germany--3.7%
Adidas	81,000	2,362,842
SAP	73,000	2,361,302
		4,724,144
Hong Kong--10.3%
China Mobile	285,000	2,453,029
CLP Holdings	380,000	2,810,777
CNOOC	3,200,000	2,763,568
Hong Kong & China Gas	1,680,550	2,535,293
Hutchison Whampoa	515,000	2,682,294
		13,244,961
Japan--33.4%
AEON Mall	195,000	2,055,404
Canon	108,000	2,727,603
Chugai Pharmaceutical	145,000	2,460,108
Daikin Industries	115,000	2,505,485
Daito Trust Construction	68,000	2,138,105
Denso	148,000	2,772,164
Fanuc	43,500	2,827,613
Hirose Electric	23,000	1,974,215
Honda Motor	115,000	2,762,708
HOYA	146,000	2,642,481
Keyence	14,000	2,659,888
Komatsu	245,000	2,511,179
Mitsubishi Estate	228,000	2,275,827
Nintendo	4,700	1,332,212
Secom	49,000	1,678,039
Shimamura	20,500	1,051,186
Shin-Etsu Chemical	66,000	2,942,782
Takeda Pharmaceutical	58,000	2,342,984
Tokio Marine Holdings	51,000	1,148,653
		42,808,636
Mexico--1.7%
America Movil, ADR, Ser. L	85,000	2,165,800
Singapore--.9%
DBS Group Holdings	217,500	1,089,288
Spain--1.5%
Inditex	49,000	1,859,242
Sweden--3.6%
Hennes & Mauritz, Cl. B	61,000	2,285,748
Telefonaktiebolaget LM Ericsson, Cl. B	286,000	2,381,508
		4,667,256

Switzerland--9.7%
Alcon	16,000	1,317,760
Nestle	78,000	2,556,328
Nobel Biocare Holding	110,000	1,757,405
Novartis	61,000	2,225,482
Roche Holding	19,000	2,213,703
SGS	2,600	2,355,857
		12,426,535
United Kingdom--14.6%
BG Group	195,000	2,805,575
Burberry Group	830,000	3,053,742
Centrica	740,000	2,865,630
GlaxoSmithKline	39,800	609,091
Reckitt Benckiser Group	67,000	2,584,006
Rio Tinto	65,000	1,675,900
Tesco	514,000	2,451,824
WM Morrison Supermarkets	715,000	2,643,428
		18,689,196
Total Common Stocks
(cost $175,025,610)		120,116,156

Other Investment--5.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,900,000)	6,900,000 [a]	6,900,000
Total Investments (cost $181,925,610)	99.2%	127,016,156
Cash and Receivables (Net)	.8%	1,021,845
Net Assets	100.0%	128,038,001

ADR - American Depository Receipts
a Investment in affiliated money market mutual fund.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $181,925,610. Net unrealized depreciation on investments was $54,909,454 of which $463,900 related to appreciated investment securities and $55,373,354 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At February 28, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 2/28/2009 ($)
Purchases:
Japanese Yen, expiring 3/4/2009	132,760,383	1,364,472	1,360,320	(4,152)

Sales:
British Pound, expiring 3/2/2009	107,157	153,641	153,405	236
British Pound, expiring 3/3/2009	125,872	178,512	180,198	(1,686)
				(1,450)

Total				(5,602)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	66,920,845	60,095,311	0	127,016,156
Other Financial Instruments+	0	236	0	236
Liabilities ($)				0
Other Financial Instruments+	0	(5,838)	0	(5,838)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)